Retirement Benefit Schemes - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Retirement Benefit Schemes [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ 0.2	£ 1.1	£ 0.5	£ 0.5